Note 54 Annual variable remuneration (AVR) (Details) - EUR (€) € in Thousands	Dec. 31, 2025 [1]	Dec. 31, 2024 [2]
Annual variable remuneration BBVA directors [Line Items]
Annual variable remuneration BBVA directors in cash	€ 1,435	€ 1,568
Annual variable remuneration BBVA directors in shares	71,402,000	162,211,000
Board of Directors Chairman [Member]
Annual variable remuneration BBVA directors [Line Items]
Annual variable remuneration BBVA directors in cash	€ 821	€ 897
Annual variable remuneration BBVA directors in shares	40,850,000	92,803,000
Chief Executive Officer [Member]
Annual variable remuneration BBVA directors [Line Items]
Annual variable remuneration BBVA directors in cash	€ 614	€ 671
Annual variable remuneration BBVA directors in shares	30,552,000	69,408,000

[1]
(1) Upfront Portion (36%) of the Annual Variable Remuneration, which represents the first payment of the Short-Term Incentive for financial year 2025 and will be paid during the first quarter of financial year 2026, in equal parts in cash and BBVA shares. The remaining amount of the 2025 Annual Variable Remuneration (which includes the Long-Term Incentive of the 2025 financial year) will be deferred over a 5-year period (40% in cash and 60% in shares and/or instruments linked to shares).
The final amount of the Deferred AVR will depend on the result of the long-term indicators to be used to calculate the Long-Term Incentive of the 2025 financial year. Likewise, and as an ex post risk adjustment mechanism, the Deferred AVR may be reduced if the capital and liquidity thresholds established to guarantee that payment occurs only if it is sustainable, in accordance with the Bank’s payment capacity, are not reached.

[2]
(2) Upfront Portion (37%) of the Annual Variable Remuneration, which represents the first payment of the Short-Term Incentive for financial year 2024 and which was paid in 2025, in equal parts in cash and BBVA shares. The remaining amount of the 2024 Annual Variable Remuneration (which includes the Long-Term Incentive for the 2024 financial year) was deferred over a 5-year period (40% in cash and 60% in BBVA shares and/or instruments linked to shares).
The final amount of the Deferred AVR will depend on the result of the long-term indicators to be used to calculate the Long-Term Incentive of the 2024 financial year. Likewise, and as an ex post risk adjustment mechanism, the Deferred AVR may be reduced if the capital and liquidity thresholds established to guarantee that payment occurs only if it is sustainable, in accordance with the Bank’s payment capacity, are not reached.